S-K 1603(a)(7) Direct and Indirect Material Interest Holders	May 14, 2026
All Officers, Directors And Director Nominees [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	All officers, directors and director nominees as a group
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	6 persons
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	100.00%
Yorkville International Capital Sponsor, LLC [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Yorkville International Capital Sponsor, LLC
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	sponsor
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	98.00%
Mark Angelo [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mark Angelo
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Chairman
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	98.00%
Kevin Mcgurn [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Kevin McGurn
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	1.00%
Troy Rillo [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Troy Rillo
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	1.00%
Owen A May [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Owen A. May
Mark Hiltwein [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mark Hiltwein
Jean Paul Colaco [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Jean-Paul Colaco